Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Income from continuing operations before non-controlling interests	$ 276,922	$ 1,930,113	$ 836,772
(Loss) income from discontinued operation, net of tax		261,324	(203,023)
Net income	276,922	2,191,437	633,749
Other comprehensive income (loss)
Foreign currency translation adjustment	438,839	(236,566)	(231,353)
Comprehensive income	715,761	1,954,871	402,396
Less: Comprehensive income attributable to non-controlling interests	171,477	409,298	76,960
Comprehensive income attributable to EZGO Technologies Ltd.’s shareholders	$ 544,284	$ 1,545,573	$ 325,436